Share-based payments - Restricted Shares (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in (in shares)	0	0